Equity - Summary of Accumulated Other Comprehensive Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Currency translation differences:
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	$ 4	$ 1
Remeasurements of retirement benefit plans (net of taxes of $(30) and $(68))	(5)	134
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries, tax	7	(9)
Change in fair value of available-for-sale financial instruments, taxes	0	0
Remeasurements of retirement benefit plans, tax		(68)
Accumulated other comprehensive income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income – beginning of year	693	1,062
Currency translation differences:
Unrealized gain (loss) on translation of foreign subsidiaries	1,697	(421)
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries (net of taxes of $7 and $(9)) (Note 34(b))	(47)	56
Other comprehensive income net of tax exchange differences on translation	1,650	(365)
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	54	(4)
Remeasurements of retirement benefit plans (net of taxes of $(30) and $(68))	46	151
Other comprehensive income (loss)	1,750	(218)
Remeasurements of retirement benefit plans recorded in retained earnings	(46)	(151)
Accumulated other comprehensive income – end of year	2,397	693
Change in fair value of available-for-sale financial instruments, taxes	(7)	$ 1
Remeasurements of retirement benefit plans, tax	$ (30)